UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          10/30/03
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $113,134,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      311     9400 SH       SOLE                                      9400
ALCAN ALUMINUM LTD             COM              013716105     2632    68800 SH       SOLE                             	      68800
ALCOA INC COM                  COM              013817101     2289    87504 SH       SOLE                                     87504
ANADARKO PETROLEUM CORP        COM              032511107     1547    37037 SH       SOLE                             	      37037
AON CORP                       COM              037389103     1614    77400 SH       SOLE                                     77400
BEAR STEARNS COMPANIES INC     COM              073902108     2155    28804 SH       SOLE                                     28804
BECTON DICKINSON & CO          COM              075887109     3095    85700 SH       SOLE                                     85700
BIOGEN INC                     COM              090597105      573    15000 SH       SOLE                                     15000
CABOT CORP                     COM              127055101      308    10800 SH       SOLE                                     10800
CENTEX CORP                    COM              152312104     2882    37000 SH       SOLE                                     37000
CHARTER ONE FINANCIAL INC      COM              160903100     2055    67148 SH       SOLE                                     67148
CHEVRONTEXACO CORPORATION      COM              166764100     3019    42251 SH       SOLE                                     42251
CITIGROUP INC                  COM              172967101     4732   103988 SH       SOLE                                    103988
DEERE & CO                     COM              244199105     4046    75900 SH       SOLE                                     75900
DOW CHEMICAL                   COM              260543103     3056    93900 SH       SOLE                                     93900
DR HORTON INC                  COM              23331A109     1596    48807 SH       SOLE                                     48807
ENCANA CORP                    COM              292505104     2366    65032 SH       SOLE                                     65032
FANNIE MAE                     COM              313586109      744    10600 SH       SOLE                                     10600
FEDERATED DEPARTMENT STORES    COM              31410H101     1173    28000 SH       SOLE                                     28000
FEDERATED INVESTORS INC        COM              314211103      364    13135 SH       SOLE                                     13135
FRANKLIN RESOURCES INC         COM              354613101     2104    47600 SH       SOLE                                     47600
FREDDIE MAC                    COM              313400301      864    16500 SH       SOLE                                     16500
GENERAL DYNAMICS               COM              369550108      703     9000 SH       SOLE                                      9000
GUIDANT CORP                   COM              401698105      632    13500 SH       SOLE                                     13500
H&R BLOCK INC                  COM              093671105     3754    87000 SH       SOLE                                     87000
HARTFORD FINANCIAL             COM              416515104      916    17400 SH       SOLE                                     17400
HCA INC                        COM              404119109     3594    97500 SH       SOLE                                     97500
HEALTH NET INC                 COM              42222G108     2904    91700 SH       SOLE                                     91700
HOME DEPOT INC                 COM              437076102      637    20000 SH       SOLE                                     20000
HSBC HOLDINGS PLS spon ADR     COM              404280406      700    10600 SH       SOLE                                     10600
IBM CORPORATION                COM              459200101     2004    22691 SH       SOLE                                     22691
IDT CORP                       COM              448947309     2149   119000 SH       SOLE                                    119000
INTERNATIONAL PAPER            COM              460146103      445    11400 SH       SOLE                                     11400
J.P. MORGAN CHASE & CO         COM              46625H100     3615   105300 SH       SOLE                                    105300
KIMBERLY-CLARK CORP            COM              494368103     1647    32100 SH       SOLE                                     32100
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1243    18000 SH       SOLE                                     18000
LIMITED BRANDS                 COM              532716107     2060   136600 SH       SOLE                                    136600
LINCOLN NATIONAL CORP          COM              534187109     1390    39300 SH       SOLE                                     39300
MARSH & MCLENNAN COS INC       COM              571748102     4052    85100 SH       SOLE                                     85100
MBNA CORP                      COM              55262L100     1651    72400 SH       SOLE                                     72400
MELLON FINANCIAL CORP          COM              58551A108     2622    87000 SH       SOLE                                     87000
MONSANTO CO                    COM              61166W101     3311   138300 SH       SOLE                                    138300
MORGAN STANLEY                 COM              617446448     1231    24400 SH       SOLE                                     24400
NACCO INDUSTRIES INC CL A      COM              629579103      200     2800 SH       SOLE                                      2800
NAVISTAR INTL CORP             COM              63934E108     2524    67696 SH       SOLE                                     67696
NORTHROP GRUMMAN CORP          COM              666807102     3035    35200 SH       SOLE                                     35200
OLIN CORP                      COM              680665205     1141    72100 SH       SOLE                                     72100
PMI GROUP                      COM              69344M101     2798    82900 SH       SOLE                                     82900
RYDER SYSTEM INC               COM              783549108      340    11600 SH       SOLE                                     11600
SEARS ROEBUCK & CO             COM              812387108     1338    30600 SH       SOLE                                     30600
ST PAUL COS                    COM              792860108     2492    67300 SH       SOLE                                     67300
TENET HEALTHCARE CORP          COM              88033G100     1529   105600 SH       SOLE                                    105600
TOYS R US INC                  COM              892335100     1803   149900 SH       SOLE                                    149900
TYCO INTERNATIONAL LTD         COM              902124106     2917   142771 SH       SOLE                                    142771
U.S. BANCORP                   COM              902973304     2285    95232 SH       SOLE                                     95232
UNITED TECHNOLOGIES            COM              913017109      402     5200 SH       SOLE                                      5200
WELLS FARGO & CO               COM              949746101      803    15600 SH       SOLE                                     15600
WEYERHAEUSER CO                COM              962166104     3489    59700 SH       SOLE                                     59700
YUM! BRANDS INC                COM              988498101     1253    42300 SH       SOLE                                     42300